SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 16, 2022, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On May 11, 2022 the Company borrowed an additional amount of $500,000 under the terms of the promissory note.
The Company filed an amended Registration Statement on Form
S-4/A
on April 25, 2022
.
In the second quarter of 2022, after the balance sheet date, Aurora received a voluntary request for documents from the Division of Enforcement of the Securities and Exchange Commission (“SEC”) indicating that it is conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws have occurred. The SEC has requested that Better and Aurora voluntarily provide the SEC with certain information and documents. Aurora is cooperating with the SEC. As the investigation is ongoing, Aurora is unable to predict how long it will continue or whether, at its conclusion, the SEC will bring an enforcement action against either Better or Aurora and, if it does, what remedies it may seek.
On June 22, 2022, Barclays resigned from its role as underwriter and financial advisor to Aurora. In connection with such resignations, Barclays waived its entitlement to a deferred underwriting fee of $8.5 million that would be payable at the close of the Business Combination. Accordingly, the Company will not recognize the liability for the deferred underwriting fee for the quarter ending June 30, 2022 that is currently accrued as of March 31, 2022.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 21, 2022, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On January 28, 2022 the Company borrowed an additional amount of $400,000 under the terms of the promissory note. The terms of the promissory note were amended on February 21, 2022 between the Company and Sponsor. The Sponsor increased the amount available under the promissory note to cover such costs, subject to an aggregate of $4,000,000 which is reflective of estimated total costs through March 23, 2023.
On February 10, 2022, the Company filed an amended
8-K/A.
In addition, the Company filed an amended Registration Statement on Form
S-4/A
on February 11,
2022.
In the second quarter of 2022, after the balance sheet date, Aurora received a voluntary request for documents from the Division of Enforcement of the Securities and Exchange Commission (“SEC”) indicating that it is conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws have occurred. The SEC has requested that Better and Aurora voluntarily provide the SEC with certain information and documents. Aurora is cooperating with the SEC. As the investigation is ongoing, Aurora is unable to predict how long it will continue or whether, at its conclusion, the SEC will bring an enforcement action against either Better or Aurora and, if it does, what remedies it may seek.
On June 22, 2022, Barclays resigned from its role as underwriter and financial advisor to Aurora. In connection with such resignations, Barclays waived its entitlement to a deferred underwriting fee of $8.5 million that would be payable at the close of the Business Combination. Accordingly, the Company will not recognize the liability for the deferred underwriting fee for the quarter ending June 30, 2022 that is currently accrued as of December 31, 2021.